Analysis of cash flows (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of cash flows [Abstract]
Summary of Analysis of Cash Flows
The following table analyses the net cash outflow from operating activities presented within the cash flow statement:
Net cash outflow from operating activities:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Profit for the period	37	70
Taxation	69	28
Revaluation and retranslation of financial instruments	34	11
Finance costs	174	178
Finance and investment income	(39)	(49)
Earnings from associates	(14)	(17)
Operating profit	261	221
Adjustments for:
Non-cash share-based incentive plans (including share options)	49	41
Depreciation of property, plant and equipment	66	82
Depreciation of right-of-use assets	98	101
Goodwill impairment	—	116
Impairment of investments in associates	2	—
Property-related impairment charges	22	5
Amortisation and impairment of acquired intangible assets	26	32
Amortisation of other intangible assets	24	20
Losses/(gains) on disposal of investments and subsidiaries	4	(2)
Operating cash flow before movements in working capital and provisions	552	616
Working capital outflow[1]	(1,001)	(1,333)
Increase/(decrease) in provisions	14	(15)
Cash used by operations	(435)	(732)
Corporation and overseas tax paid	(120)	(168)
Interest paid on lease liabilities	(47)	(50)
Other interest and similar charges paid	(129)	(117)
Interest received	44	24
Investment income	6	5
Dividends from associates	26	15
Contingent consideration liability payments recognised in operating activities[2]	(5)	(13)
Net cash outflow from operating activities	(660)	(1,036)
Notes
[1] Prior year comparatives have been re-presented to reflect the aggregate working capital outflow, comprising trade receivables and accrued income, trade payables, other receivables and other payables.
[2] Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.